Additional Financial Information of Parent Company	12 Months Ended
Dec. 31, 2017
Additional Financial Information of Parent Company
Additional Financial Information of Parent Company

Additional Financial Information of Parent Company — Financial Statements Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Balance Sheets

(In RMB)

	As of December 31,
	2016	2017	2017
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	262,609,642	147,457,957	22,663,873
Other receivables	20,811,000	—	—
Other current assets	1,196,633	669,152	102,847

Total current assets	284,617,275	148,127,109	22,766,720
Investment in subsidiaries and VIE	1,021,842,196	1,491,249,244	229,200,812
Property, plant and equipment	—	52,637	8,090
Other non-current assets	—	333,357	51,236
Loan to subsidiaries	207,773,729	193,812,365	29,788,415

Total Assets	1,514,233,200	1,833,574,712	281,815,273

LIABILITIES
Other current liabilities	643,291	1,992,842	306,294
Amount due to related parties-non current	12,984,036	12,230,114	1,879,734

Total Liabilities	13,627,327	14,222,956	2,186,028

Ordinary Shares ($0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 193,720,706 and 198,143,739 shares issued and outstanding, as of December 31, 2016 and 2017, respectively)	606,170	620,953	95,439
Additional paid-in capital	1,059,906,023	1,116,742,286	171,640,147
Retained earnings	362,922,123	661,218,074	101,627,357
Accumulated other comprehensive income	77,171,557	40,770,443	6,266,302

Total shareholders’ equity	1,500,605,873	1,819,351,756	279,629,245

TOTAL LIABILITIES AND SHAREHOLERS’ EQUITY	1,514,233,200	1,833,574,712	281,815,273

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Statements of Operations and Comprehensive Income

(In RMB)

	Years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	USD
Cost of revenues	(3,477,672)	(4,246,514)	(2,433,718)	(374,056)
Selling expenses	(12,808)	(129,584)	(1,574,380)	(241,978)
General and administrative expenses	(15,027,623)	(24,160,949)	(35,254,910)	(5,418,580)
Other income	—	561,503	290,197	44,602
Interest income	—	6,465	4,862	747

Income before taxes and equity in affiliates	(18,518,103)	(27,969,079)	(38,967,949)	(5,989,265)
Income from equity in subsidiaries and VIEs	171,994,609	235,552,947	448,460,128	68,927,060

Net income	153,476,506	207,583,868	409,492,179	62,937,795
Other comprehensive income (loss)	34,273,935	42,817,494	(36,401,114)	(5,594,749)

Comprehensive income attributable to Jupai shareholders	187,750,441	250,401,362	373,091,065	57,343,046

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Statements of Cash Flows

(In RMB)

	Years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	USD
Cash flows from operating activities:
Net income	153,476,506	207,583,868	409,492,179	62,937,795
Adjustment to reconcile net income to net cash provided by operating activities:
Share based compensation	15,895,439	21,423,694	30,455,939	4,680,992
Depreciation	—	—	10,890	1,674
Income from equity in subsidiaries and VIEs	(171,994,609)	(235,552,947)	(448,460,128)	(68,927,060)
Changes in operating assets and liabilities:
Other receivables	—	(20,811,000)	20,811,000	3,198,592
Other current assets	(781,124)	115,726	527,481	81,072
Other non-current assets	—	—	(333,357)	(51,236)
Other current liabilities	(3,922,057)	41,108	1,349,551	207,422

Net cash used in operating activities	(7,325,845)	(27,199,551)	13,853,555	2,129,251

Cash flows from investing activities:
(Payment) Collection of loan to subsidiaries	(143,145,444)	—	1,896,887	291,546
Purchases of property, plant and equipment, IA	—	—	(63,527)	(9,764)
Investment in Up Capital	—	(11,693,178)	(17,172,335)	(2,639,340)
Investment in Non-linear	—	(4,168,461)	(4,108,940)	(631,533)

Net cash used in investing activities	(143,145,444)	(15,861,639)	(19,447,915)	(2,989,091)

Cash flows from financing activities:
Proceeds from private placement	34,286,208	114,399,705	—	—
Exercise of options	—	3,105,533	11,678,547	1,794,960
Dividend paid by Jupai Holdings	—	—	(111,196,228)	(17,090,547)
Proceeds from IPO	305,559,135	—	—	—
Payment of IPO cost	(35,370,666)	—	—	—
Payment of private placement cost	—	(10,078,713)	—	—

Net cash provided by financing activities	304,474,677	107,426,525	(99,517,681)	(15,295,587)

Effect of exchange rate changes	9,002,374	18,695,204	(10,039,644)	(1,543,063)
Net increase in cash and cash equivalents	163,005,762	83,060,539	(115,151,685)	(17,698,490)
Cash and cash equivalents—beginning of year	16,543,341	179,549,103	262,609,642	40,362,363

Cash and cash equivalents—end of year	179,549,103	262,609,642	147,457,957	22,663,873

Non-cash investing and financing activities:
Acquisition of Scepter through share settlement	(344,867,857)	—	—	—
Conversion of Series A and B convertible redeemable preferred shares to ordinary shares	234,259,758	—	—	—

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Notes to Schedule I

1.

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries. For the parent company, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit as “Income from equity in subsidiaries and VIEs” on the Condensed Statements of Operations and Comprehensive Income.

2.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.

3.

As of December 31, 2017, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.